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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-147006


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                           VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2008

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In the section titled MARKETLOCK FOR LIFE PLUS under the heading "Are there investment requirements if I elect MarketLock For Life Plus?," the 1-Year Fixed Account found under Investment Group A in the table on page 26 is hereby deleted.






Dated: May 23, 2008


               Please keep this Supplement with your Prospectus.